Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and Cash Equivalents, at Carrying Value	$ 1,070,048	$ 20,000
Prepaid income taxes	52,949
Prepaid expenses	97,125
Total Current Assets	1,220,122	20,000
Offering costs		100,000
Marketable securities held in Trust Account	283,581,860
Total Assets	284,801,982	120,000
Current liabilities
Current liability - accounts payable and accrued expenses	289,767	1,650
Accrued offering costs		57,500
Promissory note - related party		37,500
Total Current Liabilities	289,767	96,650
Deferred underwriting fee payable	9,800,000
Total Liabilities	10,089,767	96,650
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 26,730,193 and 26,971,221 shares at $10.00 per share at September 30, 2020 and December 31, 2019, respectively	269,712,210
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	1,984,651	24,281
Retained earnings	3,014,551	(1,650)
Total Stockholders' Equity	5,000,005	23,350
Total Liabilities and Stockholders' Equity	284,801,982	120,000
Class A Common Stock [Member]
Stockholders' Equity
Common stock value	103
Total Stockholders' Equity	103
Class B
Stockholders' Equity
Common stock value	700	719
Total Stockholders' Equity	$ 700	$ 719